Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000016765
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	(0.65%)	2.79%	3.94%
C000016768
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	3.63%	3.26%	3.77%
C000016769
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000016756
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	1.01%	5.49%	5.46%
C000016758
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	5.65%	5.95%	5.29%
C000016759
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
Without Sales Load [Member] | C000016765
Average Annual Return [Line Items]
Average Annual Return, Percent	5.41%	4.02%	4.55%
Without Sales Load [Member] | C000016768
Average Annual Return [Line Items]
Average Annual Return, Percent	4.63%	3.26%	3.77%
Without Sales Load [Member] | C000016769
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%	4.29%	4.81%
Without Sales Load [Member] | C000016756
Average Annual Return [Line Items]
Average Annual Return, Percent	7.17%	6.75%	6.08%
Without Sales Load [Member] | C000016758
Average Annual Return [Line Items]
Average Annual Return, Percent	6.41%	5.95%	5.29%
Without Sales Load [Member] | C000016759
Average Annual Return [Line Items]
Average Annual Return, Percent	7.49%	7.01%	6.36%
DWS Index: MSCI ACWI All Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.55%	11.81%	10.81%
DWS Index: MSCI ACWI All Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.55%	11.81%	10.81%
DWS Index: MSCI ACWI All Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.55%	11.81%	10.81%
DWS Index: MSCI ACWI All Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.55%	11.81%	10.81%
DWS Index: MSCI ACWI All Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.55%	11.81%	10.81%
DWS Index: MSCI ACWI All Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.55%	11.81%	10.81%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.47%	(1.76%)	1.13%
DWS Index: S&P Target Risk Conservative Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.40%	3.71%	4.97%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.47%	(1.76%)	1.13%
DWS Index: S&P Target Risk Conservative Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.40%	3.71%	4.97%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.47%	(1.76%)	1.13%
DWS Index: S&P Target Risk Conservative Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.40%	3.71%	4.97%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.47%	(1.76%)	1.13%
DWS Index: S&P Target Risk Moderate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.61%	4.97%	5.89%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.47%	(1.76%)	1.13%
DWS Index: S&P Target Risk Moderate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.61%	4.97%	5.89%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.47%	(1.76%)	1.13%
DWS Index: S&P Target Risk Moderate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.61%	4.97%	5.89%